Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Current and Deferred Components of Income Tax

The current and deferred components of income tax are as follows:

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Current tax expense	(30)	(26)	(19)
Deferred tax expense	(2)	(54)	(50)

Total income tax expense	(32)	(80)	(69)

Summary of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction

Using a composite statutory income tax rate applicable by tax jurisdiction, the income tax can be reconciled as follows:

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Income before income tax	222	49	65

Composite statutory income tax rate applicable by tax jurisdiction	24.1%	31.9%	24.9%

Income tax (expense) / benefit calculated at composite statutory tax rate applicable by tax jurisdiction	(53)	(16)	(16)
Tax effect of:
Changes in recognized and unrecognized deferred tax assets(A)	30	(61)	(45)
Change in tax rate(B)	—	(11)	(6)
Other	(9)	8	(2)

Income tax expense	(32)	(80)	(69)

Effective income tax rate	14%	163%	106%

(A)

For the year ended December 31, 2018, changes in recognized and unrecognized deferred tax assets mainly relate to non-recurring transactions, especially the sale of the North Building of the Sierre plant and termination of an existing lease agreement, that generated a significant taxable profit compensated by the use of previously unrecognized tax losses carried forward. For the years ended December 31, 2017 and 2016, changes mainly relate to unrecognized tax losses carried forward.

(B)

For the year ended December 31, 2017, the change in tax rate relates mainly to the decrease in the US income tax rate from 40% to 27% for €16 million and to the gradual decrease in the French tax rate to 25.82% starting 2022. For the year ended December 31, 2016, the change in tax rate relates to the French income tax rate decrease from 34.43% to 28.92% starting in 2020, enacted by 2016 Financial Tax bill.